BANK BORROWING	12 Months Ended
Sep. 30, 2014
BANK BORROWING
13.	BANK BORROWING

On December 6, 2013, CDEL Hong Kong entered into a loan agreement with Deutsche Bank, AG, Singapore Branch, for a RMB100 million, approximately US$16 million, term loan facility with an 2.40% annual interest rate for a term of 18 months. The facility was secured by a term deposit of RMB100 million provided by Champion Technology, which was recorded as “restricted cash” on balance sheet as of September 30, 2014. As of September 30, 2014, such bank borrowing would mature within 12 months and accordingly was recorded as short-term liability.